Average Annual Total Returns{- Fidelity OTC K6 Portfolio} - 07.31 Fidelity OTC K6 Portfolio PRO-04 - Fidelity OTC K6 Portfolio	Fidelity OTC K6 Portfolio Return Before Taxes Past 1 year	Fidelity OTC K6 Portfolio Return Before Taxes Since Inception		NS004 Past 1 year	NS004 Since Inception
Total	47.52%	42.16%	[1]	44.92%	39.03%	[1]

[1]	(a)From June 13, 2019